FVM - Valuation adjustments: Valuation adjustments on financial instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	$ (145)	$ (33)	$ (44)
Funding and debit valuation adjustments	(116)	(46)	(47)
Other valuation adjustments	(2,654)	(839)	(913)
of which: liquidity	(2,051)	(311)	(341)
of which: model uncertainty	(603)	$ (529)	$ (571)
Credit Suisse
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	108
Funding and debit valuation adjustments	34
of which: liquidity	1,741
of which: model uncertainty	$ 181